UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
AIRPORT SERVICES — 3.9%
Aeroports de Paris (France)	2,373	$252,356
Flughafen Zuerich (Switzerland)	2,890	541,800
Grupo Aeroportuario del Sureste, Cl B (Mexico)	9,290	142,937

		937,093

COMMUNICATIONS — 10.2%
American Tower ‡	8,800	1,018,776
Crown Castle International ‡	11,700	1,135,251
EI Towers (Italy) *	4,823	260,225

		2,414,252

ELECTRIC UTILITIES — 22.8%
American Electric Power	7,100	492,030
Edison International	5,800	448,804
Eversource Energy	5,210	304,733
FirstEnergy	4,400	153,648
Fortis (Canada)	11,300	374,316
Hokkaido Electric Power (Japan)	31,500	251,913
ITC Holdings	5,100	235,875
Korea Electric Power (South Korea)	7,611	416,511
NextEra Energy	6,570	842,865
PG&E	12,400	792,856
Red Electrica (Spain)	18,594	425,950
Westar Energy	3,000	166,710
Xcel Energy	11,200	492,576

		5,398,787

GAS UTILITIES — 2.2%
Enagas (Spain)	7,773	236,983
Snam (Italy)	50,939	294,716

		531,699

HIGHWAYS — 14.0%
Abertis Infraestructuras (Spain)	38,383	603,778
Ferrovial (Spain)	32,733	677,569
OHL Mexico (Mexico) *	80,500	110,811
Transurban Group (Australia)	95,185	908,535
Vinci (France)	13,357	1,013,815

		3,314,508

INDEPENDENT POWER PRODUCERS & ENERGY — 2.0%
NRG Yield, Cl A	20,700	355,626
Pattern Energy Group	4,800	116,976

		472,602

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — 13.4%
Dominion Resources	5,330	$415,847
DTE Energy	8,400	819,168
DUET Group (Australia)	131,652	269,131
National Grid PLC (United Kingdom)	41,530	595,249
Sempra Energy	9,600	1,074,048

		3,173,443

OIL & GAS STORAGE & TRANSPORTATION — 17.7%
Enbridge (Canada)	24,000	987,278
Enbridge Energy Management	5,000	115,550
Kinder Morgan	44,100	896,553
Pembina Pipeline (Canada)	16,200	472,482
Shell Midstream Partners LP [1]	5,614	182,511
Tallgrass Energy Partners LP [1]	2,500	118,225
Targa Resources	12,500	465,750
Tesoro Logistics LP [1]	2,500	121,925
Veresen (Canada)	26,000	220,044
Williams	20,200	484,194
Williams Partners LP [1]	3,400	126,956

		4,191,468

RAILROADS — 10.3%
Canadian Pacific Railway (Canada)	5,200	779,054
Central Japan Railway (Japan)	2,300	433,244
East Japan Railway (Japan)	5,700	529,862
Groupe Eurotunnel (France)	20,438	212,366
Norfolk Southern	5,400	484,812

		2,439,338

RENEWABLE ELECTRICITY — 0.7%
NextEra Energy Partners LP [1]	5,349	167,049

WATER UTILITIES — 1.0%
United Utilities Group PLC (United Kingdom)	17,621	237,170

TOTAL COMMON STOCK (Cost $20,663,598)		23,277,409

TOTAL INVESTMENTS — 98.2% (Cost $20,663,598) @		$23,277,409

Percentages are based on Net Assets of $23,710,370.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
GLOBAL INFRASTRUCTURE VALUE FUND
JULY 31, 2016
(Unaudited)

[1]	Securities considered Master Limited Partnership. At July 31, 2016, these securities amounted to $716,666 or 3.0% of net assets.
‡	Real Estate Investment Trust.
*	Non-income producing security.

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

As of July 31, 2016, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For the period ended July 31, 2016, there were no transfers between levels and there were no Level 3 securities.

@ At July 31, 2016, the tax basis cost of the Fund’s investments was $20,663,598, and the unrealized appreciation and depreciation were $2,703,752 and $(89,941), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

CCS-QH-002-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016